Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Interconnection charges	¥ 12,878	¥ 12,223	¥ 11,822
Cost of goods sold	23,185	31,712	38,705
Donations	20	23	19
Others	1,614	1,654	1,740
Other operating expenses	¥ 37,697	¥ 45,612	¥ 52,286